Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	As of December 31,
	2024	2025
	RMB	RMB
Machinery and equipment	42,350	36,357
Office equipment	3,158	3,187
Vehicles	713	1,145
Leasehold improvements	1,337	1,337
Total cost	47,558	42,026
Less: Accumulated depreciation	(30,899)	(32,733)
Less: Amortization of leasehold improvements	(62)	(330)
Total property and Equipment, net	16,597	8,963